UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 10-D

ASSET-BACKED ISSUER
DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF
THE SECURITIES EXCHANGE ACT OF 1934

For the monthly distribution period from
July 11, 2015 to August 12, 2015

Commission File Number of Issuing entity: 333-177354-04

UBS-Barclays Commercial Mortgage Trust 2012-C4
(Exact name of issuing entity as specified in its charter)

Commission File Number of depositor: 333-177354

UBS Commercial Mortgage Securitization Corp.
(Exact name of depositor as specified in its charter)

UBS Real Estate Securities Inc. Barclays Bank PLC Natixis Real Estate Capital LLC General Electric Capital Corporation RAIT Partnership, L.P. Redwood Commercial Mortgage Corporation
(Exact name of sponsors as specified in their charters)

New York
(State or other jurisdiction of incorporation or organization of the issuing entity)

46-1661720 / 46-1677972
(I.R.S. Employer Identification No.)

c/o U.S. Bank National Association
190 S. LaSalle Street
Chicago, Illinois
(Address of principal executive offices of issuing entity)

60603
(Zip Code)

(312) 332-7490
(Telephone number, including area code)

None
(Former name, former address, if changed since last report)

Registered/reporting pursuant to (check one)

Name of exchange
Title of Class	Section 12(b)	Section 12(g)	Section 15(d)	(If Section 12(b))
Class A-1	☐	☐	☑	Not Applicable
Class A-2	☐	☐	☑	Not Applicable
Class A-3	☐	☐	☑	Not Applicable
Class A-4	☐	☐	☑	Not Applicable
Class A-5	☐	☐	☑	Not Applicable
Class A-AB	☐	☐	☑	Not Applicable

Indicate by check mark whether the registrant (1) filed all reports required to be filed by Section 13 or 15(d) of the Securities and Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days? Yes ☑ No ☐

PART I - DISTRIBUTION INFORMATION

Item 1. Distribution and Pool Performance Information.
On August 12, 2015 a distribution was made to holders of the certificates issued by UBS-Barclays Commercial Mortgage Trust 2012-C4. The distribution report is attached as an Exhibit to this Form 10-D, please see Item 9(b) Exhibit 99.1 for the related information.

No assets securitized by UBS Commercial Mortgage Securitization Corp. (the 'Depositor') and held by UBS-Barclays Commercial Mortgage Trust 2012-C4 were the subject of a demand to repurchase for breach of the representations and warranties contained in the underlying transaction documents during the distribution period from July 11, 2015 to August 12, 2015.

The depositor filed a Form ABS-15G on February 05, 2015. The CIK number of the depositor is 0001532799.

UBS Real Estate Securities Inc., one of the sponsors, filed a Form ABS-15G on August 10, 2015. The CIK number of UBS Real Estate Securities Inc. is 0001541886.

Barclays Bank PLC,one of the sponsors, filed a Form ABS-15G on May 14, 2015. The CIK number of Barclays Bank PLC is 0000312070.

Natixis Real Estate Capital LLC, one of the sponsors, filed a Form ABS-15G on February 12, 2015. The CIK number of Natixis Real Estate Capital LLC is 0001542256.

General Electric Capital Corporation, one of the sponsors, filed a Form ABS-15G on January 12, 2015. The CIK number of General Electric Capital Corporation is 0000040554.

RAIT Partnership L.P., one of the sponsors, filed a Form ABS-15G on February 12, 2015. The CIK number of RAIT Partnership is 0001175134.

Redwood Commercial Mortgage Corporation, one of the sponsors, filed a Form ABS-15G on February 04, 2015. The CIK number of Redwood Commercial Mortgage Corporation is 0001567746.

PART II - OTHER INFORMATION

Item 2. Legal Proceedings.
Since 2014 various plaintiffs or groups of plaintiffs, primarily investors, have filed claims against U.S. Bank National Association (“U.S. Bank”), in its capacity as trustee or successor trustee (as the case may be) under certain residential mortgage backed securities ("RMBS") trusts. The plaintiffs or plaintiff groups have filed substantially similar complaints against other RMBS trustees, including Deutsche Bank, Citibank, HSBC, Bank of New York Mellon and Wells Fargo. The complaints against U.S. Bank allege the trustee caused losses to investors as a result of alleged failures by the sponsors, mortgage loan sellers and servicers for these RMBS trusts and assert causes of action based upon the trustee's purported failure to enforce repurchase obligations of mortgage loan sellers for alleged breaches of representations and warranties concerning loan quality. The complaints also assert that the trustee failed to notify securityholders of purported events of default allegedly caused by breaches of servicing standards by mortgage loan servicers and that the trustee purportedly failed to abide by a heightened standard of care following alleged events of default.

Currently U.S. Bank is a defendant in multiple actions alleging individual or class action claims against the trustee with respect to multiple trusts as described above with the most substantial case being: BlackRock Balanced Capital Portfolio et al v. U.S. Bank National Association, No. 605204/2015 (N.Y. Sup. Ct.) (class action alleging claims with respect to approximately 794 trusts) and its companion case BlackRock Core Bond Portfolio et al v. U.S Bank National Association, No. 14-cv-9401 (S.D.N.Y.). Some of the trusts implicated in the aforementioned Blackrock cases, as well as other trusts, are involved in actions brought by separate groups of plaintiffs related to no more than 100 trusts per case.

There can be no assurance as to the outcome of any of the litigation, or the possible impact of these litigations on the trustee or the RMBS trusts. However, U.S. Bank denies liability and believes that it has performed its obligations under the RMBS trusts in good faith, that its actions were not the cause of losses to investors and that it has meritorious defenses, and it intends to contest the plaintiffs’ claims vigorously.

Item 3. Sales of Securities and Use of Proceeds.
None

Item 4. Defaults Upon Senior Securities.
None

Item 5. Submission of Matters to a Vote of Security Holders.
None

Item 6. Significant Obligors of Pool Assets.
None

Item 7. Significant Enhancement Provider Information.
Not Applicable

Item 8. Other Information.
None

Item 9. Exhibits.
(a) The following is a list of documents filed as part of this Report on Form 10-D:
(99.1) Monthly report distributed to holders of UBS-Barclays Commercial Mortgage Trust 2012-C4, relating to the August 12, 2015 distribution.

(b) The exhibits required to be filed by the Registrant pursuant to this form are listed in the Exhibit Index that immediately follows on the signature page hereof.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

UBS Commercial Mortgage Securitization Corp.
(Depositor)

Date: August 19, 2015	By: /s/ David Schell
Name: David Schell
Title: Executive Director

By: /s/ Nicholas Galeone
Name: Nicholas Galeone
Title: Executive Director

Exhibit Number	Description
Exhibit 99.1	Monthly report distributed to holders of the certificates issued by UBS-Barclays Commercial Mortgage Trust 2012-C4, relating to the August 12, 2015 distribution.